UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-21284
                                   ---------

                  Nicholas-Applegate Convertible & Income Fund
                ------------------------------------------------

               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: February 29
                         -----------

Date of reporting period: February 29
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report To Shareholders


                                                           Annual Report
                                                                 2.29.04

        NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND


================================================================================

                      NCV
         ---------------------------
                    LISTED
         ---------------------------
                     NYSE
         THE NEW YORK STOCK EXCHANGE



                                CONTENTS

                                Letter to Shareholders ..................      1

                                Performance and Statistics ..............      2

                                Schedule of Investments .................    3-9

                                Statement of Assets and Liabilities .....     10

                                Statement of Operations .................     11

                                Statement of Changes in Net Assets ......     12

                                Notes to Financial Statements ...........  13-16

                                Financial Highlights ....................     17

                                Report of Independent Auditors ..........     18

                                Privacy Policy, Proxy Voting Policies
                                  and Procedures, Other Information .....     19

                                Dividend Reinvestment Plan ..............     20

                                Board of Trustees .......................     21



                                                           [PIMCO ADVISORS LOGO]

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND LETTER TO SHAREHOLDERS




                                                                  April 12, 2004
Dear Shareholder:

We  are  pleased  to  provide  you  with  the  initial   annual  report  of  the
Nicholas-Applegate Convertible & Income Fund (the "Fund") for the period March 31, 2003 (commencement of operations) through February 29, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                          /s/ Brian S. Shlissel


Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER



         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report  1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND PERFORMANCE AND STATISTICS February 29, 2004 (unaudited)


================================================================================
SYMBOL:
NCV

OBJECTIVE:

To provide total return through a combination of capital appreciation and high current income.

PRIMARY INVESTMENTS:

At least 50% of total assets in convertible securities.

INCEPTION DATE:
3/31/03

TOTAL NET ASSETS(1):
$1,626.8 million

PORTFOLIO MANAGER:
Douglas Forsyth


TOTAL RETURN(2):                                         Market Price      NAV
--------------------------------------------------------------------------------
Commencement of Operations (3/31/03) TO 2/29/04             18.98%        26.81%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (3/31/03) to 2/29/04
o NAV
o Market Price

MARKET PRICE/NET ASSET VALUE:
----------------------------------------
Market Price                     $16.38
----------------------------------------
Net Asset Value                  $16.67
----------------------------------------
Market Price Yield(3)             9.16%
----------------------------------------
Discount to Net Asset Value       1.74%
----------------------------------------

         [The data below represents a line chart in the printed report.]

3/31/03           14.31             15.01
                  14.33             15.05
                  14.21             15.06
                  14.39             15.1
                  14.58             15.02
                  14.78             15.1
                  14.79             14.99
                  14.89             15.15
                  14.63             14.99
                  14.89             15
                  15.24             15.34
                  15.18             15.3
                  15.23             15.1
                  15.11             14.99
                  15.16             15.15
                  15.33             15.34
                  15.24             15.1
                  15.31             15.15
                  14.96             14.95
                  14.67             14.75
                  14.64             14.58
                  15.06             14.69
                  15.39             14.71
                  15.62             14.98
                  15.5              14.95
                  15.77             15.05
                  15.42             14.92
                  15.81             15.1
                  15.97             15.33
                  16.02             15.6
                  15.84             15.66
                  16.03             15.73
                  16.15             15.99
                  15.96             15.96
                  15.86             15.63
                  16.19             16.09
                  16.3              16.32
                  16.25             16.27
                  16.41             16.44
                  16.46             16.36
                  16.55             16.69
                  17.03             16.75
                  17.07             16.78
                  17.14             16.98
                  16.84             16.69
                  16.75             16.88
                  16.77             16.9
                  16.66             16.39
2/29/04           16.67             16.38


(1)  Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at February 29, 2004.


2  Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
 CORPORATE BONDS & NOTES--44.8%
-------------------------------------------------------------------------------------------------------------------
                    AGRICULTURE--0.5%
    $ 6,750         Hines Nurseries, Inc., 10.25%, 10/1/11                            B3/B            $ 7,357,500
                                                                                                      ------------
                    AIRLINES--1.0%
      9,970         Continental Airlines, Inc., 8.00%, 12/15/05                     Caa2/CCC+           9,670,900
      7,500         Delta Airlines, Inc., 7.90%, 12/15/09                            Caa2/B-            5,512,500
        670         Northwest Airlines Corp., 9.875%, 3/15/07                        Caa1/B-              626,450
                                                                                                      ------------
                                                                                                       15,809,850
                                                                                                      ============
                    APPAREL--0.3%
      3,260         Oxford Industries, Inc., 8.875%, 6/1/11
                        (acquired 5/6/03, cost-$3,362,463) (a)                        B2/B              3,471,900
        175         Phillips-Van Heusen Corp., 8.125%, 5/1/13                        B2/BB-               184,625
        580         Warnaco, Inc., 8.875%, 6/15/13                                    B2/B                617,700
                                                                                                      ------------
                                                                                                        4,274,225
                                                                                                      ============
                    AUTOMOTIVE--0.5%
      2,325         Collins & Aikman Products Corp., 11.50%, 4/15/06                  B3/B-             2,220,375
      4,950         Collins & Aikman Products Corp., 10.75%, 12/31/11                 B2/B-             4,875,750
        385         HLI Operating Co. Inc., 10.50%, 6/15/10                           B1/B+               439,862
                                                                                                      ------------
                                                                                                        7,535,987
                                                                                                      ============
                    CHEMICALS--2.8%
      8,680         Applied Extrusion Technologies Inc., 10.75%, 7/1/11, Ser. B     Caa1/CCC            7,595,000
     11,500         Huntsman LLC., 11.625%, 10/15/10
                         (acquired 12/11/03, cost-$12,020,000) (a)                    B2/B             12,017,500
     13,555         Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A                     B1/B+            14,232,750
        115         Lyondell Chemical Co., 10.875%, 5/1/09, Ser. A                    B3/B-               115,287
        560         Om Group Inc., 9.25%, 12/15/11                                   Caa1/B-              589,400
      9,545         PolyOne Corp., 10.625%, 5/15/10                                  B3/BB-             9,831,350
                                                                                                      ------------
                                                                                                       44,381,287
                                                                                                      ============
                    COMMERCIAL SERVICES--1.4%
        505         Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C       B2/B+               530,250
     12,610         United Rentals, Inc., 9.00%, 4/1/09                               B2/B+            13,229,151
      3,335         United Rentals North America Inc., 7.00%, 2/15/14
                        (acquired 1/23/04, cost-$3,328,342) (a)                       B2/B+             3,184,925
      1,725         URS Corp., 12.25%, 5/1/09, Ser. B                                 B2/B              1,845,750
      3,500         Xerox Corp., 9.75%, 1/15/09                                       B1/B+             4,077,500
                                                                                                      ------------
                                                                                                       22,867,576
                                                                                                      ============
                    CONTAINERS--0.3%
      5,070         Owens-Illinois, Inc., 8.10%, 5/15/07                             Caa1/B             5,247,450
        170         Stone Container Corp., 8.375%, 7/1/12                             B2/B                184,663
                                                                                                      ------------
                                                                                                        5,432,113
                                                                                                      ============
                    ELECTRONICS--1.0%
        160         Imax Corp., 9.625%, 12/1/10
                         (acquired 2/3/04, cost-$172,900) (a)                         B3/B-               171,200
      5,350         Salton, Inc., 10.75%, 12/15/05                                   B3/CCC+            5,403,500
      7,150         Sanmina-SCI Corp., 10.375%, 1/15/10                              Ba2/BB-            8,329,750
      1,525         Stoneridge, Inc., 11.50%, 5/01/12                                 B2/B+             1,799,500
                                                                                                      ------------
                                                                                                       15,703,950
                                                                                                      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
        | 2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
                    ENERGY--1.4%
      $ 215         Calpine Corp., 8.50%, 7/15/10
                        (acquired 2/3/04, cost-$207,676) (a)                          NR/B             $  197,800
     13,500         Calpine Corp., 8.50%, 2/15/11                                   Caa1/CCC+          10,327,500
     11,000         Reliant Resources Inc., 9.50%, 7/15/13                            B1/B             11,935,000
                                                                                                      ------------
                                                                                                       22,460,300
                                                                                                      ============
                    ENTERTAINMENT--0.9%
      8,105         Alliance Atlantis Communications, Inc., 13.00%, 12/15/09          B1/B              9,118,125
        430         Gaylord Entertainment Co., 8.00%, 11/15/13
                         (acquired 2/3/04, cost-$454,994) (a)                         B3/B-               455,262
        245         Intrawest Corp., 10.50%, 2/1/10                                   B1/B+               269,500
      4,460         Penn National Gaming, Inc., 8.875%, 3/15/10                       B3/B              4,794,500
                                                                                                      ------------
                                                                                                       14,637,387
                                                                                                      ============
                    FINANCIAL SERVICES--2.4%
      5,000         Finova Group, Inc., 7.50%, 11/15/09                               NR/NR             3,137,500
        190         New ASAT Finance Ltd., 9.25%, 2/1/11
                        (acquired 2/3/04, cost-$200,094) (a)                          B3/B                202,825
     35,520         TRAC-X North America, 10.125%, 3/25/09
                        (acquired 1/26/04, cost-$37,039,600) (a) (b)                  NR/NR            35,564,400
                                                                                                      ------------
                                                                                                       38,904,725
                                                                                                      ============
                    FOOD PRODUCTS--0.7%
      7,820         Pilgrim's Pride Corp., 9.625%, 9/15/11                           B1/BB-             8,484,700
      2,370         PPC Escrow Corp., 9.25%, 11/15/13
                         (acquired 2/3/04, cost-$2,523,425) (a)                       B2/B+             2,500,350
                                                                                                      ------------
                                                                                                       10,985,050
                                                                                                      ============
                    HEALTHCARE--2.5%
     10,035         Extendicare Health Services, Inc., 9.35%, 12/15/07                B3/B-            10,386,225
      1,290         Genesis Healthcare Corp., 8.00%, 10/15/13
                         (acquired 2/3/04, cost-$1,359,894) (a)                       B3/B-             1,373,850
      4,410         Hanger Orthopedic Group, Inc., 10.375%, 2/15/09                   B2/B-             4,983,300
        265         Hanger Orthopedic Group, Inc., 11.25%, 6/15/09                    NR/B-               285,206
     12,000         Mariner Health Care, Inc., 8.25%, 12/15/13
                         (acquired 12/12/03, cost-$12,000,000) (a)                    B3/B-            12,240,000
      7,005         Select Medical Corp., 9.50%, 6/15/09                              B2/B              7,784,306
      2,365         Vicar Operating, Inc., 9.875%, 12/1/09                            B3/B-             2,625,150
                                                                                                      ------------
                                                                                                       39,678,037
                                                                                                      ============
                    HOME BUILDERS--1.1%
     12,325         Ryland Group, Inc., 9.125%, 6/15/11                              Ba2/BB+           13,958,063
      3,865         Standard-Pacific Corp., 9.50%, 9/15/10                           Ba2/BB             4,328,800
                                                                                                      ------------
                                                                                                       18,286,863
                                                                                                      ============
                    HOME FURNISHINGS--0.6%
      4,690         Central Garden & Pet Co., 9.125%, 2/1/13                          B2/B+             5,205,900
      3,460         Jarden Corp., 9.75%, 5/1/12                                       B2/B-             3,840,600
        300         Salton, Inc., 12.25%, 4/15/08                                    B3/CCC+              297,000
                                                                                                      ------------
                                                                                                        9,343,500
                                                                                                      ============
                    HOTELS/GAMING--1.7%
      8,500         Mandalay Resort Group, Inc., 10.25%, 8/1/07                      Ba3/BB-            9,923,750
      4,025         Penn National Gaming, Inc., 11.125%, 3/1/08                      B3/BB-             4,518,063
     10,970         Wynn Resorts Ltd., 12.00%, 11/1/10                               B3/CCC+           13,164,000
                                                                                                      ------------
                                                                                                       27,605,813
                                                                                                      ============

4 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
                    LEISURE--1.8%
                    Bally Total Fitness Holdings Corp.,
   $ 14,930             9.875%, 10/15/07, Ser. D                                      B3/B-           $ 12,093,300
      2,500             10.50%, 7/15/11                                               B2/B               2,312,500
      2,500         Equinox Holding Inc., 9.00%, 12/15/09
                         (acquired 2/3/04, cost-$2,612,813) (a)                       B3/B-              2,612,500
     10,320         Royal Caribbean Cruises, Inc., 8.75%, 02/2/11                    Ba2/BB+            11,893,800
                                                                                                      -------------
                                                                                                        28,912,100
                                                                                                      =============
                    MACHINERY--0.4%
      5,470         Case New Holland Inc., 9.25%, 8/1/11
                        (acquired 9/5/03, cost-$5,791,919) (a)                       Ba3/BB-             6,153,750
                                                                                                      =============
                    METALS/MINING--0.6%
     10,800         AK Steel Corp., 7.875%, 2/15/09                                   B3/B+              9,558,000
                                                                                                      =============
                    MULTI-MEDIA--4.1%
        875         CCO Holdings LLC., 8.75%, 11/15/13
                        (acquired 2/3/04, cost-$906,172) (a)                         B3/CCC-               899,062
     12,250         Charter Communications, Inc., 10.75%, 10/1/09                    Ca/CCC-            10,780,000
        485         CSC Holdings, Inc., 7.25%, 7/15/08                               B1/BB-                516,525
      8,460         CSC Holdings, Inc., 9.875%, 2/15/13                               B2/B+              8,787,825
     14,770         Echostar DBS Corp., 9.125%-10.375%, 10/1/07-1/15/09              Ba3/BB-            16,161,275
      2,430         Lodgenet Entertainment Corp., 9.50%, 6/15/13                      B3/B-              2,715,525
        440         Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B         B3/B-                480,150
      1,365         Sinclair Broadcast Group, Inc., 8.75%, 12/15/11                   B2/B               1,498,088
      6,705         Spanish Broadcasting System, 9.625%, 11/1/09                    Caa1/CCC+            7,090,538
      4,000         Vivendi Universal 9.25%, 4/15/10                                 Ba3/BB              4,710,000
     10,600         XM Satellite Radio Inc., 12.00%, 6/15/10                        Caa1/CCC+           11,872,000
                                                                                                      -------------
                                                                                                        65,510,988
                                                                                                      =============
                    OFFICE FURNISHINGS--0.6%
      5,375         Interface, Inc., 9.50%, 2/1/14
                        (acquired 1/26/04, cost-$5,375,000) (a)                     Caa3/CCC             5,348,125
      3,246         Tempur-Pedic Inc., 10.25%, 8/15/10
                        (acquired 8/8/03, cost-$3,246,000) (a)                        B3/B-              3,643,635
                                                                                                      -------------
                                                                                                         8,991,760
                                                                                                      =============
                    OIL & GAS--2.1%
        330         Energy Partners Ltd, 8.75%, 8/1/10                                B2/B+                351,450
     10,000         Petroleum Geo-Services ASA, 10.00%, 11/5/10                       NR/NR             10,850,000
     14,830         Sonat, Inc., 7.625%, 7/15/11                                    Caa1/CCC+           13,050,400
     10,000         Williams Cos., Inc., 9.25%, 3/15/04                               B3/B+             10,000,000
                                                                                                      -------------
                                                                                                        34,251,850
                                                                                                      =============
                    PAPER PRODUCTS--0.9%
        565         Buckeye Technologies, Inc., 9.25%, 9/15/08                       Caa1/B                570,650
     12,650         Georgia-Pacific Corp., 9.375%, 2/1/13                            Ba2/BB+            14,579,125
                                                                                                      -------------
                                                                                                        15,149,775
                                                                                                      =============
                    PHARMACEUTICALS--0.6%
      9,150         aaiPharma Inc., 11.00%, 4/1/10                                   Caa1/B-             9,927,750
                                                                                                      =============
                    REAL ESTATE--0.0%
        470         La Quinta Properties Inc., 8.875%, 3/15/11                       Ba3/BB-               525,812
                                                                                                      =============

          2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
                    RECYCLING--0.4%
    $ 6,700         Imco Recycling Inc., 10.375%, 10/15/10
                        (acquired 10/2/03, cost-$6,691,112) (a)                       B3/B-          $  7,001,500
                                                                                                     =============
                    RETAIL--2.4%
        790         CSK Auto Inc., 7.00%, 1/15/14
                        (acquired 2/3/04, cost-$786,568) (a)                          B2/B-               790,000
     10,410         Hollywood Entertainment Corp., 9.625%, 3/15/11                    B3/B-            10,566,150
      4,170         Michaels Stores, Inc., 9.25%, 7/1/09                             Ba1/BB+            4,613,062
        310         Mothers Work Inc., 11.25%, 8/1/10                                 B3/B+               334,800
     15,445         Rite Aid Corp., 11.25%, 7/1/08                                   Caa1/B-           16,950,888
      4,000         United Auto Group, Inc., 9.625%, 3/15/12                          B3/B              4,420,000
                                                                                                     -------------
                                                                                                       37,674,900
                                                                                                     =============
                    SEMICONDUCTORS--1.4%
     13,155         Amkor Technology, Inc., 10.50%, 5/1/09                           B3/CCC+           13,911,412
      7,195         Fairchild Semiconductor International, Inc., 10.50%, 2/1/09       B2/B              7,986,450
                                                                                                     -------------
                                                                                                       21,897,862
                                                                                                     =============
                    TELECOMMUNICATIONS--7.6%
     12,000         American Tower Corp., 9.375%, 2/1/09                            Caa1/CCC           12,720,000
     15,185         Crown Castle International, Inc., 9.00%-10.75%, 5/15/11-8/1/11   B3/CCC            16,852,200
      8,085         Millicom International Cellular S.A., 10.00%, 12/1/13
                        (acquired 11/19/03, cost-$8,574,191) (a)                      B3/B-             8,489,250
      8,805         Nextel Communications Inc., 6.00%-9.50%, 11/15/09- 6/1/11         B2/B+             9,753,744
     13,120         Nextel Partners Inc., 11.00%, 3/15/10                           Caa1/CCC+          14,530,400
      9,320         Nortel Networks Ltd., 6.125%, 2/15/06                             B3/B              9,646,200
      3,460         Primus Telecommunications Group., 8.00%, 1/15/14
                        (acquired 1/14/04, cost-$3,499,020) (a)                      B3/CCC             3,299,975
      4,500         Primus Telecommunications Group., 12.75%, 10/15/09              Caa2/CCC            4,950,000
     13,000         SBA Communications Corp., 10.25%, 2/1/09                         Caa2/CC           13,032,500
      15,825        Time Warner Telecom, Inc., 9.75%-10.125%, 7/15/08-2/1/11         B3/CCC+           14,913,775
     13,495         Triton PCS, Inc., 9.375%, 2/1/11                                  B3/B-            13,764,900
                                                                                                     -------------
                                                                                                      121,952,944
                                                                                                     =============
                    TEXTILES--0.9%
      7,491         Interface, Inc., 9.50%, 11/15/05                                Caa3/CCC            7,491,000
      6,490         Interface, Inc., 10.375%, 2/01/10                                Caa1/B-            7,268,800
                                                                                                     -------------
                                                                                                       14,759,800
                                                                                                     =============
                    UTILITIES--0.9%
     13,025         AES Corp., 9.50%, 6/1/09                                          B3/B-            14,197,250
                                                                                                     =============
                    WASTE DISPOSAL--0.9%
     12,715         Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                        B2/B+            13,652,731
                                                                                                     =============
                    WIRE & CABLE PRODUCTS--0.1%
        140         General Cable Corp., 9.50%, 11/15/10
                        (acquired 2/3/04, cost-$153,037) (a)                          B2/B                154,700
                                                                                                     -------------

                     Total Corporate Bonds & Notes (cost-$688,924,505)                                715,537,635
                                                                                                     =============

6 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
 CONVERTIBLE BONDS & NOTES--29.5%
-------------------------------------------------------------------------------------------------------------------
                    AEROSPACE--1.7%
    $ 8,568         GenCorp, Inc., 5.75%, 4/15/07                                     B3/B           $  8,782,200
     16,200         L-3 Communications Holdings Inc., 4.00%, 9/15/11                 Ba3/BB-           17,860,500
                                                                                                     -------------
                                                                                                       26,642,700
                                                                                                     =============
                    AIRLINES--2.6%
     20,572         Continental Airlines, Inc., 4.50%, 2/1/07                       Caa2/CCC+          18,360,510
      23,380        Northwest Airlines Corp., 6.625%-10.00%, 2/1/09-5/15/23          Caa1/B-           23,709,788
                                                                                                     -------------
                                                                                                       42,070,298
                                                                                                     =============
                    COMMERCIAL SERVICES--1.3%
      5,000         Bowne & Co., Inc., 5.00%, 10/1/33                                Caa1/B-            5,731,250
     14,824         Quebecor World Color Press, Inc., 6.00%, 10/1/07                 Ba1/BB+           15,268,720
                                                                                                     -------------
                                                                                                       20,999,970
                                                                                                     =============
                    ELECTRONICS--1.3%
     15,923         Cymer, Inc., 3.50%, 2/15/09                                       NR/B-            17,236,647
      4,500         Solectron Corp., .50%, 2/15/34
                         (acquired 2/9/04, cost-$4,500,000) (a)                       B1/B+             4,308,750
                                                                                                     -------------
                                                                                                       21,545,397
                                                                                                     =============
                    ENERGY--1.1%
     17,256         Calpine Corp., 4.00%, 12/26/06                                  Caa1/CCC+          17,299,140
                                                                                                     =============
                    HEALTHCARE--0.7%
      7,750         Advanced Medical Optics Inc., 3.50%, 4/15/23                      NR/B             10,404,375
                                                                                                     =============
                    INTERNET--2.5%
     18,000         E*Trade Group, Inc., 6.00%, 2/1/07                                NR/B-            18,472,500
      8,755         Symantec Corp., 3.00%, 11/1/06                                    NR/B             21,154,269
                                                                                                     -------------
                                                                                                       39,626,769
                                                                                                     =============
                    MANUFACTURING--1.1%
     12,236         Tyco International Group S.A., 3.125%, 1/15/23                  Ba2/BBB-           17,818,675
                                                                                                     =============
                    METALS/MINING--1.1%
     10,300         Freeport-McMoRan Cooper & Gold Inc., 7.00%, 2/11/11               NR/B-            17,522,875
                                                                                                     =============
                    MULTI-MEDIA--3.3%
     22,489         Charter Communications, Inc., 5.75%, 10/15/05                    Ca/CCC-           21,167,771
     14,245         Echostar Communications Corp., 5.75%, 5/15/08                     B2/B             15,010,669
     16,796         Liberty Media Corp., 3.25%, 3/15/31                             Baa3/BBB-          16,103,165
                                                                                                     -------------
                                                                                                       52,281,605
                                                                                                     =============
                    OIL & GAS--0.7%
      7,339         St. Mary Land & Exploration Corp., 5.75%, 3/15/22                 NR/NR            10,421,380
                                                                                                     =============
                    REAL ESTATE--1.0%
     14,828         EOP Operating LP, 7.25%, 11/15/08                               Baa1/BBB+          15,495,260
                                                                                                     =============
                    RETAIL--2.6%
     12,159         Gap, Inc., 5.75%, 3/15/09                                        Ba3/BB+           17,068,196
      7,100         Guitar Center, Inc., 4.00%, 7/15/13                               B1/B+             9,105,750
     15,708         Sonic Automotive, Inc., 5.25%, 5/7/09                             B3/B+            15,550,920
                                                                                                     -------------
                                                                                                       41,724,866
                                                                                                     =============

          2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

    Principal
     Amount                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*           Value
===================================================================================================================
                    SEMICONDUCTORS--1.1%

   $ 17,742         Amkor Technology, Inc., 5.00%-5.75%, 6/1/06-3/15/07              B3/CCC+         $ 17,619,346
                    SOFTWARE--3.1%
     12,100         Computer Associates International, Inc., 5.00%, 3/15/07         Baa3/BBB+          15,200,625
     14,043         HNC Software, Inc., 5.25%, 9/1/08                                 NR/NR            16,465,417
     16,325         Network Associates, Inc., 5.25%, 8/15/06                          NR/NR            18,630,906
                                                                                                     -------------
                                                                                                       50,296,948
                                                                                                     =============
                    TELECOMMUNICATIONS--3.4%
     17,000         American Tower Corp., 5.00%, 2/15/10                            Caa1/CCC           16,851,250
     13,240         Crown Castle International, Inc., 4.00%, 7/15/10                 NR/CCC            18,900,100
     16,330         Nortel Networks Corp., 4.25%, 9/1/08                              B3/B             17,820,113
                                                                                                     -------------
                                                                                                       53,571,463
                                                                                                     =============
                    WASTE DISPOSAL--0.9%
     14,063         Waste Connections, Inc., 5.50%, 4/15/06                          B1/BB-            14,836,465
                                                                                                     =============

                    Total Convertible Bonds & Notes (cost-$427,095,782)                               470,177,532
                                                                                                     =============

-------------------------------------------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--24.2%
-------------------------------------------------------------------------------------------------------------------
     Shares
      (000)
     ------

                    AEROSPACE--1.8%
        137         Northrop Grumman Corp., 7.25%, 11/16/04                           NR/NR            14,474,532
        272         Raytheon, Co., 8.25%, 5/15/04                                     NR/BB            13,762,741
                                                                                                     -------------
                                                                                                       28,237,273
                                                                                                     =============
                    AUTOMOTIVE--2.5%
        326         Ford Motor Co Capital Trust II, 6.50%, 1/15/32                   Baa2/BB           17,402,930
        728         General Motors Corp., 6.25%, 7/15/33, Ser. C                    Baa1/BBB           22,318,176
                                                                                                     -------------
                                                                                                       39,721,106
                                                                                                     =============
                    BANKING--1.1%
        296         Washington Mutual, Inc., 5.375%, 5/1/41                         Baa1/BBB-          17,816,418
                                                                                                     =============
                    COMMERCIAL SERVICES--3.3%
        361         Cendant Corp., 7.75%, 8/17/04                                   Baa1/BBB           18,131,708
        412         United Rentals, Inc., 6.50%, 8/1/28                               B3/B             17,973,500
        197         Xerox Corp., 7.50%, 11/27/21
                         (acquired 3/31/03, cost-$12,452,023) (a)                     B3/B-            16,167,119
                                                                                                     -------------
                                                                                                       52,272,327
                                                                                                     =============
                    ELECTRONICS--1.1%
        972         Solectron Corp., 7.25%, 11/15/04                                  B3/B-            17,009,300
                                                                                                     =============
                    FINANCIAL SERVICES--2.4%
        376         Capital One Financial Corp., 6.25%, 5/17/05                     Baa3/BB+           19,595,050
        273         Prudential Financial, Inc., 6.75%, 11/15/04                       A3/A-            19,280,698
                                                                                                     -------------
                                                                                                       38,875,748
                                                                                                     =============
                    HEALTHCARE--1.0%
        161         Anthem, Inc., 6.00%, 11/15/04                                    NR/BBB-           16,231,515
                                                                                                     =============
                    INSURANCE--2.1%
        512         Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05             NR/NR            16,744,350
        660         The PMI Group Inc., 5.875%, 11/15/06                              A1/A+            17,358,000
                                                                                                     -------------
                                                                                                       34,102,350
                                                                                                     =============
                    OIL & GAS--1.2%
        260         Chesapeake Energy Corp., 6.00%, 12/31/49                          B3/B-            18,770,622
                                                                                                     =============

8 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS February 29, 2004

     Shares                                                                       Credit Rating
      (000)                                                                      (Moody's/S&P)*          Value
===================================================================================================================
                    METALS/MINING--2.1%
        228         Arch Coal, 5.00%, 12/31/49                                        B2/B+         $  18,435,052
        123         U.S. Steel Corp., 7.00%, 6/15/06, Ser. B                          NR/B-            15,089,582
                                                                                                    --------------
                                                                                                       33,524,634
                                                                                                    ==============
                    MULTI-MEDIA--1.0%
        580         Equity Securities Trust I, 6.50%, 11/15/04                        NR/NR            15,478,402
          **        Radio One, Inc., 6.50%, 7/15/05                                  B3/CCC+              156,220
                                                                                                    --------------
                                                                                                       15,634,622
                                                                                                    ==============
                    TELECOMMUNICATIONS--2.4%
         27         Corning, Inc., 7.00%, 8/16/05, Ser. C                            B1/BB-            17,652,793
          **        Nortel Networks Corp., 7.00%, 8/15/05                             NR/NR               137,562
      2,050         Sprint Corp. (FON Group), 7.125%, 8/17/04                         NR/NR            20,484,705
                                                                                                    --------------
                                                                                                       38,275,060
                                                                                                    ==============
                    UTILITIES--2.2%
         92         AES Trust III, 6.75%, 10/15/29                                   Ca/CCC+            3,861,300
        260         FPL Group, Inc., 8.00%, 02/16/06                                  NR/A-            14,933,309
        462         TXU Corp., 8.75%, 11/16/05, Ser. C                                NR/NR            17,327,004
                                                                                                    --------------
                                                                                                       36,121,613
                                                                                                    ==============

                        Total Convertible Preferred Stock (cost-$320,241,254)                         386,592,588

-------------------------------------------------------------------------------------------------------------------
 COMMON STOCK--0.2%
-------------------------------------------------------------------------------------------------------------------
                    AEROSPACE--0.0%
          **        L-3 Communications Holdings, Inc.                                                          54
                                                                                                    ==============
                    BUSINESS SERVICES--0.2%
         74         Affiliated Computer Services, Inc. (c)                                              3,590,158
                                                                                                    --------------
                    Total Common Stock (cost-$3,845,969)                                                3,590,212
                                                                                                    ==============

-------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES--1.3%
-------------------------------------------------------------------------------------------------------------------
    Principal
     Amount
      (000)
    ---------

    $ 18,000        United States Treasury Notes,
                        10.75%, 8/15/05, (cost-$20,358,403)                                            20,441,970
                                                                                                    --------------

                    TOTAL INVESTMENTS (cost-$1,460,465,913+)--100%                                  $1,596,339,937
                                                                                                    ==============


================================================================================
NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited.

**   Represents less than 500 shares.

+ The cost basis of portfolio securities for federal income tax purposes is $1,466,122,644. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $148,693,713; aggregate gross unrealized depreciation for securities in which there is an excess of tax over value is $18,476,420; net unrealized appreciation for federal income tax purposes is $130,217,293.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At February 29, 2004, these securities amounted to $130,248,378 or 8.2% of investments.

     Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $130,248,378 or 8.2% of investments.

(b)  Credit-linked trust certificate.

(c)  Non-income producing security.

GLOSSARY:

NR -- Not Rated
================================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
        | 2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 9

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES February 29, 2004

ASSETS:
----------------------------------------------------------------- --------------
Investments, at value (cost-$1,460,465,913)                       $1,596,339,937
----------------------------------------------------------------- --------------
Cash                                                                  23,161,475
----------------------------------------------------------------- --------------
Interest and dividends receivable                                     22,663,396
----------------------------------------------------------------- --------------
Receivable for investments sold                                       20,137,372
----------------------------------------------------------------- --------------
Interest rate cap premium paid                                         5,131,875
----------------------------------------------------------------- --------------
Prepaid expenses                                                          15,170
----------------------------------------------------------------- --------------
Total Assets                                                       1,667,449,225
================================================================= ==============

LIABILITIES:
Payable for investments purchased                                     29,637,740
----------------------------------------------------------------- --------------
Dividends payable to common and preferred shareholders                 8,339,942
----------------------------------------------------------------- --------------
Unrealized depreciation on interest rate cap                           1,537,768
----------------------------------------------------------------- --------------
Investment management fees payable                                       906,364
----------------------------------------------------------------- --------------
Accrued expenses                                                         194,866
----------------------------------------------------------------- --------------
Total Liabilities                                                     40,616,680
----------------------------------------------------------------- --------------
PREFERRED SHARES ($0.00001 PAR VALUE; $25,000 NET ASSET
AND LIQUIDATION VALUE PER SHARE APPLICABLE TO 21,000 SHARES
ISSUED AND OUTSTANDING)                                              525,000,000
----------------------------------------------------------------- --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      $1,101,832,545
================================================================= ==============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share applicable to 66,084,387 shares
    issued and outstanding)                                       $          661
----------------------------------------------------------------  --------------
Paid-in-capital in excess of par                                     940,152,695
----------------------------------------------------------------  --------------
Undistributed net investment income                                    3,151,554
----------------------------------------------------------------  --------------
Net realized gain on investments                                      24,191,379
----------------------------------------------------------------  --------------
Net unrealized appreciation of investments and
  interest rate cap                                                  134,336,256
----------------------------------------------------------------  --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      $1,101,832,545
================================================================  ==============
NET ASSET VALUE PER COMMON SHARE                                          $16.67
================================================================  ==============

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
10 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF OPERATIONS For the period March 31, 2003* through February 29, 2004

================================================================= ==============
INVESTMENT INCOME:
Interest                                                          $ 70,748,121
----------------------------------------------------------------- --------------
Dividends                                                           24,325,253
----------------------------------------------------------------- --------------
  Total Investment Income                                           95,073,374
----------------------------------------------------------------- --------------

EXPENSES:
Investment management fees                                           9,418,786
----------------------------------------------------------------- --------------
Auction agent fees and commissions                                   1,032,199
----------------------------------------------------------------- --------------
Custodian and accounting agent fees                                    165,040
----------------------------------------------------------------- --------------
Shareholder reports                                                     83,763
----------------------------------------------------------------- --------------
Audit and tax services                                                  72,504
----------------------------------------------------------------- --------------
Trustees' fees and expenses                                             36,150
----------------------------------------------------------------- --------------
New York Stock Exchange listing fee                                     35,356
----------------------------------------------------------------- --------------
Investor relations                                                      26,393
----------------------------------------------------------------- --------------
Transfer agent fees                                                     25,908
----------------------------------------------------------------- --------------
Insurance expense                                                       20,495
----------------------------------------------------------------- --------------
Legal fees                                                              20,182
----------------------------------------------------------------- --------------
Miscellaneous                                                            1,224
----------------------------------------------------------------- --------------
  Total expenses                                                    10,938,000
----------------------------------------------------------------- --------------

NET INVESTMENT INCOME                                               84,135,374
================================================================= ==============

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                    37,441,739
----------------------------------------------------------------- --------------
Net unrealized appreciation of investments and interest rate cap   134,336,256
----------------------------------------------------------------- --------------
Net realized and unrealized gain on investments                    171,777,995
----------------------------------------------------------------- --------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS    255,913,369
================================================================= ==============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME            (4,746,936)
----------------------------------------------------------------- --------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                              $251,166,433
================================================================= ==============

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                                              APPLICABLE TO COMMON SHAREHOLDERS

For the period March 31, 2003* through February 29, 2004

INVESTMENT OPERATIONS:
Net investment income                                           $   84,135,374
--------------------------------------------------------------- ----------------
Net realized gain on investments                                    37,441,739
--------------------------------------------------------------- ----------------
Net unrealized appreciation on investments and
  interest rate cap                                                134,336,256
--------------------------------------------------------------- ----------------
Net increase in net assets resulting from investment operations    255,913,369
=============================================================== ================

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME            (4,746,936)
--------------------------------------------------------------- ----------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                             251,166,433
--------------------------------------------------------------- ----------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                              (87,505,712)
--------------------------------------------------------------- ----------------
Net realized gains                                                  (1,981,532)
--------------------------------------------------------------- ----------------
Total dividends and distributions to common shareholders           (89,487,244)
=============================================================== ================

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                         936,067,125
--------------------------------------------------------------- ----------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                          (5,250,000)
--------------------------------------------------------------- ----------------
Common stock and preferred shares offering costs charged
  to paid-in capital in excess of par                               (2,144,045)
--------------------------------------------------------------- ----------------
Reinvestment of dividends and distributions                         11,380,273
--------------------------------------------------------------- ----------------
Net increase from capital share transactions                       940,053,353
--------------------------------------------------------------- ----------------
Total increase in net assets applicable to common shareholders   1,101,732,542
=============================================================== ================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                    100,003
--------------------------------------------------------------- ----------------
End of period (including undistributed net investment
  income of $3,151,554)                                         $1,101,832,545
=============================================================== ================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                              65,345,000
--------------------------------------------------------------- ----------------
Issued in reinvestment of dividends and distributions                  732,406
--------------------------------------------------------------- ----------------
NET INCREASE                                                        66,077,406
=============================================================== ================

* Commencement of operations

                                | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS February 29, 2004

================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nicholas-Applegate Convertible & Income Fund (the "Fund") was organized as a Massachusetts business trust on January 17, 2003. Prior to commencing operations on March 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America, L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of ADAM which is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The Fund issued 60,000,000 shares of common stock, in its initial public offering. An additional 5,345,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,642,062 (representing $0.025 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) exceeding $0.03 per share. Because common offering costs were less than $0.03 per share, the Investment Manager did not reimburse any of these costs. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,250,000 and $501,983, respectively, have been charged to paid-in-capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a)  VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b)  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c)  FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS February 29, 2004

(d)  DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)  CREDIT-LINKED TRUST CERTIFICATES

Credit-linked  trust certificates
are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f)  INTEREST RATE CAPS

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund's exposure to changes in short-term rates. Owning interest rate caps reduces the Fund's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(g)  CONCENTRATION OF RISK

It is the Fund's policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2.   INVESTMENT MANAGER AND SUB-ADVISER

Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an annual management fee, payable monthly, at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC ("NACM"or the "Sub-Adviser"), to manage the Fund's investments.

3.   INVESTMENT IN SECURITIES

For the period ended February 29, 2004, purchases and sales of investments, other than short-term securities, were $2,497,777,272 and $1,057,481,418, respectively. (a) Interest rate cap agreements outstanding at February 29, 2004 was as follows:

              Notional   Termination             Payments received   Unrealized
Counterparty   Amount       Date       Premium        by Fund       Depreciation
--------------------------------------------------------------------------------
UBS AG      $525,000,000  1/15/2006  $5,131,875  1 month LIBOR-BBA   $1,537,768
                                                over 2% strike price ----------

4.   INCOME TAX INFORMATION

The tax character of dividends and distributions paid for the period March 31, 2003 (commencement of operations) through February 29, 2004 of $94,234,180 was comprised entirely of ordinary income.

At February 29, 2004, the tax character of distributable earnings of $41,031,578 was comprised entirely of ordinary income.

14 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS February 29, 2004

================================================================================

5.   AUCTION PREFERRED SHARES

The Fund has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended February 29, 2004, the annualized dividend rate ranged from:

                                             High           Low       At 2/29/04
--------------------------------------------------------------------------------
Series A                                     1.50%          1.05%        1.10%
Series B                                     1.52%          1.03%        1.10%
Series C                                     1.49%          0.95%        1.10%
Series D                                     1.49%          1.00%        1.13%
Series E                                     1.50%          1.05%        1.10%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6.   SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On March 1, 2004, a dividend of $0.125 per share was declared to common shareholders payable April 1, 2004 to shareholders of record on March 12, 2004.

On April 1, 2004, a dividend of $0.125 per share was declared to common shareholders payable May 3, 2004 to shareholders of record on April 16, 2004.

7.   LEGAL PROCEEDINGS

On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed the Investment Manager that it intended to recommend that the Commission bring civil and administrative actions against the Investment Manager and one of its investment advisory affiliates seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain open-end investment companies advised by the Investment Manager (the "Subject Funds").

On February 17, 2004, the Attorney General of New Jersey filed a complaint alleging, among other things, that certain affiliates of the Investment Manager and the Sub-Adviser had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in the Subject Funds and certain other affiliated mutual funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

The proceedings described above do not allege that any inappropriate activity took place in the Fund and the Fund is not named in the proceedings.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against the Investment Manager or certain of its affiliates, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and certain of their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 15

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS February 29, 2004

================================================================================

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their boards of trustees have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts and/or the return of fees paid under those contracts and restitution.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in federal or state courts naming the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Fund), their boards of trustees and/or their affiliates.

Although it is not possible to predict what, if any, effect the foregoing will have on the market for the Fund's shares, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the operations of the Fund or on the Investment Manager's, or Sub-Adviser's ability to perform their respective investment advisory services to the Fund.


16 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period March 31, 2003* through February 29, 2004

================================================================================
Net asset value, beginning of period                                   $14.33**
------------------------------------------------------------------ -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    1.28
------------------------------------------------------------------ -------------
Net realized and unrealized gain on investments and
  interest rate cap                                                      2.61
------------------------------------------------------------------ -------------
Total from investment operations                                         3.89
------------------------------------------------------------------ -------------
Dividends on Preferred Shares from Net investment income                (0.07)
------------------------------------------------------------------ -------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                   3.82
------------------------------------------------------------------ -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                   (1.33)
------------------------------------------------------------------ -------------
Net realized gains                                                      (0.03)
------------------------------------------------------------------ -------------
Total dividends and distributions to common shareholders                (1.36)
------------------------------------------------------------------ -------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                      (0.03)
------------------------------------------------------------------ -------------
Preferred shares offering costs/underwriting discounts charged
  to paid-in capital in excess of par                                   (0.09)
------------------------------------------------------------------ -------------
Total capital share transactions                                        (0.12)
------------------------------------------------------------------ -------------
Net asset value, end of period                                         $16.67
------------------------------------------------------------------ -------------
Market price, end of period                                            $16.38
------------------------------------------------------------------ -------------
TOTAL INVESTMENT RETURN (1)                                             18.98%
------------------------------------------------------------------ -------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)  $1,101,833
------------------------------------------------------------------ -------------
Ratio of expenses to average net assets (2)(3)                           1.17%
------------------------------------------------------------------ -------------
Ratio of net investment income to average net assets (2)(3)              8.97%
------------------------------------------------------------------ -------------
Preferred shares asset coverage per share                             $77,460
------------------------------------------------------------------ -------------
Portfolio turnover                                                         86%
--------------------------------------------------------------------------------

*    Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)  Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS |
         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 17

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND REPORT OF INDEPENDENT AUDITORS


================================================================================

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Convertible & Income Fund (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period March 31, 2003 (commencement of operations) through February 29, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
April 19, 2004


18 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND PRIVACY POLICY, PROXY VOTING
                               POLICIES AND PROCEDURES, OTHER INFORMATION
================================================================================

PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

================================================================================

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710 (ii) on the Fund's website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

================================================================================

OTHER INFORMATION:

Since March 31, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.


         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 19

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND DIVIDEND REINVESTMENT PLAN (unaudited)

================================================================================

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

20 Nicholas-Applegate Convertible & Income Fund Annual Report | 2.29.04

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND BOARD OF TRUSTEES


================================================================================
                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------
PAUL BELICA                          Director,   Student  Loan  Finance   Corp.,
1345 Avenue of the Americas          Education  Loans,  Inc.,  Goal  Funding  I,
New York, NY 10105                   Inc.,  Goal  Funding II,  Inc.,  and Surety
Age: 82                              Loan   Funding,   Inc.;   Formerly   senior
TRUSTEE SINCE: 2003                  executive  and member of the board of Smith
TERM OF OFFICE: EXPECTED TO STAND    Barney,  Harris Upham & Co.; and the CEO of
  FOR RE-ELECTION AT 2006 ANNUAL     five State of New York agencies.
  MEETING OF SHAREHOLDERS.
TRUSTEE OF 18 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE
  OF FUND COMPLEX


ROBERT E. CONNOR                     Corporate  Affairs  Consultant;   Formerly,
1345 Avenue of the Americas          Senior Vice  President,  Corporate  Office,
New York, NY 10105                   Smith Barney, Inc.
Age: 69
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2004 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 18 FUNDS
  IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE
  OF FUND COMPLEX


JOHN J. DALESSANDRO II               President and Director, J.J. Dalessandro II
1345 Avenue of the Americas          Ltd. registered broker-dealer and member of
New York, NY 10105                   the New York Stock Exchange.
Age: 66
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2005 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE
  OF FUND COMPLEX


HANS W. KERTESS                      President,   H  Kertess  &  Co.;  Formerly,
1345 Avenue of the Americas          Managing  Director,  Royal  Bank of  Canada
New York, NY 10105                   Capital Markets.
Age: 64
TRUSTEE SINCE: 2004
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2004 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE
  OF FUND COMPLEX


         2.29.04 | Nicholas-Applegate Convertible & Income Fund Annual Report 21

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


TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
  Chairman
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Douglas Forsyth
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Flr
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2003 and $51,000 in 2004.

        b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were 0 in 2003 and $48,000 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

        c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $0 in 2003 and $2,600 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

        d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

        e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

                         PIMCO ADVISORS VIT (THE "FUND")

                        AUDIT OVERSIGHT COMMITTEE POLICY
                                       FOR
        PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund's Audit Oversight Committee ("Committee") is charged with the responsibility of monitoring the independence of the Fund's accountants. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

     a review of the nature of the professional services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT  SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, as well as the audit-related and non-audit services that may be performed by the Fund's independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In connection with the Committee's pre-approval of services pursuant to this Policy, the President or Treasurer of the Fund will confirm in writing that the engagement of the independent accounting firm for any non-audit service provided to the Fund for which the Committee's pre-approval is being sought will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The   categories  of  audit  services  and  related  fees  to  be  reviewed  and pre-approved annually by the Committee are:

     Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of semiannual report review) Attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Tax compliance services related to the filing or amendment of the following: Federal, state and local income tax compliance; and, Sales and use tax compliance

     Timely RIC qualification reviews
     Tax distribution analysis and planning
     Tax authority examination services
     Tax appeals support services
     Accounting methods studies
     Fund merger support services
     Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $75,000.

PROSCRIBED SERVICES

The Fund's independent accountants will not render services in the following categories of non-audit services:

     Bookkeeping or other services related to the accounting records or financial statements of the Fund
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     Actuarial services
     Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services
     Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will review at least annually non-audit services provided to the Adviser and any of its affiliates that also provide ongoing services to the Fund. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Although the Committee will not pre-approve all services provided to the Adviser and its affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to the Adviser and its affiliates. Individual projects that are not presented to the Committee as part of the annual review for pre-approval for the ensuing year, may be individually pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated) without a meeting of the Committee so long as the estimated fee for those services does not exceed $100,000.


        e)      2.  No  services  were  approved   pursuant  to  the  procedures
                contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

        f)      Not applicable


        g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the Reporting Periods were $0 in 2003 and $3,698,180 in 2004.

        h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Disclosure requirement not currently effective.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Nicholas Applegate Capital Management LLC (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. DISCLOSURE REQUIREMENT CURRENTLY NOT EFFECTIVE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Funds website at www.pimcoadvisors.com.
Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant has not yet held its first annual shareholders' meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant after Item 9 was added to the Form. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1)  Exhibit 99.CODE ETH - Code of Ethics

(a)(2) Exhibit 99.CERT. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Capital Management LLC

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date May 10, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date May 10, 2004
-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date May 10, 2004
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date May 10, 2004
-----------------